Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Weighted Average Assumptions In Lattice-Based Binomial Method

The fair value of each option award is estimated on the date of grant using the weighted-average assumptions noted in the following table:

Assumptions	2011	2010	2009
Dividend yield	2.2%	2.2%	3.1%
Expected volatility	32	32	34
Risk-free interest rate	2.75	2.94	2.22
Expected option lives (in years)	6.7	6.6	5.9

Summary of Stock Option Activity

A summary of the status of our options as of Dec. 31, 2011, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2010	92,540,471	$35.21
Granted	8,739,395	29.98
Exercised	(809,287)	21.11
Canceled	(13,667,087)	44.73
Balance at Dec. 31, 2011	86,803,492	$33.32	5.2
Vested and expected to vest at Dec. 31, 2011	86,150,188	33.35	5.2
Exercisable at Dec. 31, 2011	60,158,853	35.21	4.0

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2011
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2011	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Exercisable at Dec. 31, 2011	Weighted- average exercise price
$ 18 to 31	43,343,651	6.5	$26.05	20,108,983	$24.96
31 to 41	22,879,675	3.8	37.03	22,004,630	36.93
41 to 51	20,580,166	3.9	44.51	18,045,240	44.52
$ 18 to 51	86,803,492	5.2	$33.32	60,158,853	$35.21
(a)	At Dec. 31, 2010 and 2009, 62,801,038 and 65,703,148 options were exercisable at an average price per common share of $37.93 and $38.96, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options (in millions)	2011	2010	2009
Outstanding at Dec. 31,	$22	$193	$167
Exercisable at Dec. 31,	$11	$77	$26

Nonvested Restricted Stock, RSUs and TSRs Activity

The following table summarizes our nonvested restricted stock, RSU and TSR activity for 2011.

Nonvested restricted stock, RSUs and TSRs activity	Number of shares	Weighted- average fair value
Nonvested restricted stock, RSUs and TSRs at Dec. 31, 2010	11,319,776	$29.96
Granted	5,828,098	29.79
Vested	(3,530,607)	39.91
Forfeited	(483,809)	33.79
Nonvested restricted stock and RSUs at Dec. 31, 2011 (a)	13,133,458	$26.44
(a)	Includes 817,698 shares granted to members of BNY Mellon’s Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2011 of $19.91.